BALANCE SHEETS - USD ($)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash	$ 2,059,328	$ 239,781	$ 302,187
Prepaid expenses	159,768	75,537	0
Total current assets	2,219,096	315,318	302,187
Property and equipment, net	12,844	13,020	24,866
Other assets:
Deposits	25,000	25,000	25,000
Total assets	2,256,940	353,338	352,053
Current liabilities:
Accounts payable and accrued expenses, including $14,605, $40,293 and $92,308 to related parties as of March 31, 2015, December 31, 2014 and December 31, 2013, respectively	320,871	554,026	819,330
Stock based payable	646,066	226,305	0
Advances, related party	0	0	30,781
Liability to placement agent	0	0	52,800
Dividends payable	456,964	445,069	414,967
Warrant liability	4,097,444	0	0
Derivative liability	1,242,590	0	0
Total current liabilities	6,763,935	1,225,400	3,017,501
Series C 9% Convertible Preferred stock, 2,461, 2,711 and 2,781 shares issued and outstanding liquidation preference of $2,461,000, $2,711,000 and $2,781,000 as of March 31, 2015, December 31, 2014 and December 31, 2013, respectively, net of debt discount of $-0- and $483,893 as of December 31, 2014 and 2013, respectively	2,461,000	2,711,000	2,297,107
Stockholders' deficit
Preferred stock, $0.001 par value, authorized 1,000,000 shares, designated 200 shares of Series A, 600 shares of Series B and 4,200 shares of Series C Preferred Stock	0	0	0
Common stock, $0.001 par value, authorized 50,000,000 shares, 13,159,694, 11,179,266 and 8,412,101 issued and outstanding as of March 31, 2015, December 31, 2014 and December 31, 2013, respectively	13,160	11,179	8,412
Additional paid in capital	18,852,156	19,186,163	9,036,038
Accumulated deficit	(25,833,311)	(22,780,404)	(14,007,005)
Total stockholders' deficit	(6,967,995)	(3,583,062)	(4,962,555)
Total liabilities and stockholders' deficit	2,256,940	353,338	352,053
Series A Preferred Stock [Member]
Current liabilities:
Redeemable Preferred Stock	0	0	884,601
Series B Preferred Stock [Member]
Current liabilities:
Redeemable Preferred Stock	$ 0	$ 0	$ 815,022